UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.



            [RIVERPARK FUNDS LOGO]

--------------------------------------------------------------------------------
                                                             ANNUAL REPORT

                                                        SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

            RIVERPARK LARGE GROWTH FUND
            Retail Class and Institutional Class Shares

            RIVERPARK/WEDGEWOOD FUND
            Retail Class and Institutional Class Shares

            RIVERPARK SMALL CAP GROWTH FUND
            Retail Class and Institutional Class Shares

            RIVERPARK SHORT TERM HIGH YIELD FUND
            Retail Class and Institutional Class Shares

            RIVERPARK/GRAVITY LONG-BIASED FUND
            Retail Class and Institutional Class Shares

INVESTMENT ADVISER:

RIVERPARK ADVISORS, LLC

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Management's Discussion of Fund Performance and Analysis

   RiverPark Large Growth Fund ...........................................     1

   RiverPark/Wedgewood Fund ..............................................     3

   RiverPark Small Cap Growth Fund .......................................     5

   RiverPark Short Term High Yield Fund ..................................     7

   RiverPark/Gravity Long-Biased Fund ....................................     9

Schedules of Investments

   RiverPark Large Growth Fund ...........................................    11

   RiverPark/Wedgewood Fund ..............................................    12

   RiverPark Small Cap Growth Fund .......................................    13

   RiverPark Short Term High Yield Fund ..................................    14

   RiverPark/Gravity Long-Biased Fund ....................................    16

Statements of Assets and Liabilities .....................................    18

Statements of Operations .................................................    19

Statements of Changes in Net Assets ......................................    20

Financial Highlights .....................................................    22

Notes to Financial Statements ............................................    24

Report of Independent Registered Public Accounting Firm ..................    33

Trustees and Officers of the Trust .......................................    34

Disclosure of Fund Expenses ..............................................    37

Notice to Shareholders ...................................................    39

The RiverPark Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                           RIVERPARK LARGE GROWTH FUND

For the fiscal year ended September 30, 2011, the RiverPark Large Growth Fund gained 1.19% and 1.44% on its Retail Class Shares and Institutional Class Shares, respectively, while the Russell 1000 Growth Index gained 3.78% and the S&P 500 Index gained 1.14%.

Investment results for the fiscal year were not uniform across quarters. The Fund gained 8.93% for the December quarter, 3.97% for the March quarter, 0.89% for the June quarter, and lost (11.43)% in the September quarter. Equity markets in general experienced above average volatility throughout the year, and markets declined in the fourth quarter as fears of a deteriorating economy and European contagion roiled markets.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Consumer Discretionary, Healthcare and Industrials. The Fund realized losses in its investments in the Energy, Financials, and Materials sectors. The Fund's best performers in the fiscal year were Dollar Tree, Apple, and Goodrich. The Fund's worse performers were Sandridge, Monsanto, and Carnival.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a "value orientation toward growth". RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations. We are cautiously optimistic that we can achieve our long term objective of realizing above average rates of return over the next few years.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.

--------------------------------------------------------------------------------
                                        1

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVERPARK LARGE
 GROWTH FUND, RETAIL CLASS SHARES, VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE
                                  S&P 500 INDEX

                                  [LINE GRAPH]

       RIVERPARK LARGE GROWTH FUND,
YEAR       RETAIL CLASS SHARES        RUSSELL 1000 GROWTH INDEX   S&P 500 INDEX
--------------------------------------------------------------------------------
2010             $10,000                       $10,000               $10,000
2011             $10,119                       $10,378               $10,114
--------------------------------------------------------------------------------

----------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN FOR
          PERIOD ENDED SEPTEMBER 30, 2011
----------------------------------------------------
            ANNUALIZED
ONE YEAR   INCEPTION TO
 RETURN        DATE*
----------------------------------------------------
1.44%          1.44%      INSTITUTIONAL CLASS SHARES
----------------------------------------------------
1.19%          1.19%      RETAIL CLASS SHARES
----------------------------------------------------
3.78%          3.78%      RUSSELL 1000 GROWTH INDEX
----------------------------------------------------
1.14%          1.14%      S&P 500 INDEX
----------------------------------------------------

*     FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

Returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder's original cost. Performance of the Institutional Class Shares differs due to the differences in expenses.

--------------------------------------------------------------------------------
                                       2

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                            RIVERPARK/WEDGEWOOD FUND

For the fiscal year ended September 30, 2011 the RiverPark/Wedgewood Fund gained 3.12% and 3.37% on its Retail Class Shares and Institutional Class Shares, respectively, while the Russell 1000 Growth Index gained 3.78% and the S&P 500 Index gained 1.14%.

Investment results for the fiscal year were not uniform across quarters. The Fund gained 7.62% for the December quarter, 6.14% for the March quarter, lost (0.35)% for the June quarter, and lost (9.41)% in the September quarter. Equity markets in general experienced above average volatility throughout the year, and markets declined in the fourth quarter as fears of a deteriorating economy and European contagion roiled markets.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Information Technology, Healthcare and Consumer Discretionary. The Fund realized its greatest losses in its investments in the Financials, Energy and Consumer Staples sectors. The Fund's best performers in the fiscal year were Apple, Perrigo, and Visa. The Fund's worse performers were Goldman Sachs, Teva, and Express Scripts.

The RiverPark/Wedgewood Fund seeks to make investments in about 20-25 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that it believes are market leaders with a long-term sustainable competitive advantage. It patiently waits for opportunities to purchase what it believes are great businesses at attractive prices. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, Wedgewood is not a momentum investor but rather a contrarian growth investor. Wedgewood is a firm that believes in investing as opposed to trading and generally experiences an annual portfolio turnover of less than 50%. Wedgewood believes that the current market environment provides it with an opportunity to own a portfolio of growth stocks at attractive valuations. We are cautiously optimistic that we can achieve our long term objective of realizing above average rates of return over the next few years.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.

--------------------------------------------------------------------------------
                                        3

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVERPARK/WEDGEWOOD FUND, RETAIL CLASS SHARES, VERSUS THE RUSSELL 1000 GROWTH
                           INDEX AND THE S&P 500 INDEX

                                  [LINE GRAPH]

        RIVERPARK/WEDGEWOOD FUND,
YEAR      RETAIL CLASS SHARES        RUSSELL 1000 GROWTH INDEX    S&P 500 INDEX
--------------------------------------------------------------------------------
2010            $10,000                        $10,000               $10,000
2011            $10,312                        $10,378               $10,114
--------------------------------------------------------------------------------

----------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN FOR
          PERIOD ENDED SEPTEMBER 30, 2011
----------------------------------------------------
            ANNUALIZED
ONE YEAR   INCEPTION TO
RETURN         DATE*
----------------------------------------------------
3.37%          3.37%      INSTITUTIONAL CLASS SHARES
----------------------------------------------------
3.12%          3.12%      RETAIL CLASS SHARES
----------------------------------------------------
3.78%          3.78%      RUSSELL 1000 GROWTH INDEX
----------------------------------------------------
1.14%          1.14%      S&P 500 INDEX
----------------------------------------------------

*     FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

Returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder's original cost. Performance of the Institutional Class Shares differs due to the differences in expenses.

--------------------------------------------------------------------------------
                                        4

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                         RIVERPARK SMALL CAP GROWTH FUND

For the fiscal year ended September 30, 2011, the RiverPark Small Cap Growth Fund lost (4.06)% and (3.71)% on it Retail Class Shares and Institutional Class Shares, respectively, while the Russell 2000 Growth Index lost (1.12)%, and the Russell 2000 Index lost (3.53)%.

Investment results for the fiscal year were not uniform through the year. The Fund gained 21.98% in the first six months of the period ending March 31, 2011, and lost (21.35)% in the six months ending September 30, 2011. Equity markets in general experienced above average volatility throughout the period, and markets declined in the fourth quarter as fears of a deteriorating economy and European contagion roiled markets. The market decline in the September quarter was especially difficult for smaller companies as both the Russell 2000 and Russell 2000 Growth Indexes fell more than 20% in the quarter.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Healthcare, Consumer Staples and Information Technology. The Fund realized its greatest losses in its investments in the Financial, Energy, and Industrials sectors. The Fund's best performers in the fiscal year were Accretive Health, Sandridge, and Diamond Foods. The Fund's worse performers were Rentrak, Gevo, and Greenhill.

The RiverPark Small Cap Growth Fund seeks to make investments in securities of small capitalization companies, which it defines as those below $2.5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a "value orientation toward growth". RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations. We are cautiously optimistic that we can achieve our long term objective of realizing above average rates of return over the next few years.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2,000 STOCKS OF U.S. COMPANIES WITH SMALL MARKET CAPITALIZATION.

RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

--------------------------------------------------------------------------------
                                        5

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVERPARK SMALL
 CAP GROWTH FUND, RETAIL CLASS SHARES, VERSUS THE RUSSELL 2000 GROWTH INDEX AND
                             THE RUSSELL 2000 INDEX

                                  [LINE GRAPH]

        RIVERPARK SMALL CAP
            GROWTH FUND,
YEAR    RETAIL CLASS SHARES     RUSSELL 2000 GROWTH INDEX    RUSSELL 2000 INDEX
--------------------------------------------------------------------------------
2010          $10,000                    $10,000                   $10,000
2011          $ 9,594                    $ 9,888                   $ 9,647
--------------------------------------------------------------------------------

----------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR PERIOD
              ENDED SEPTEMBER 30, 2011
----------------------------------------------------
            ANNUALIZED
ONE YEAR   INCEPTION TO
 RETURN        DATE*
----------------------------------------------------
-3.71%        -3.71%      INSTITUTIONAL CLASS SHARES
----------------------------------------------------
-4.06%        -4.06%      RETAIL CLASS SHARES
----------------------------------------------------
-1.12%        -1.12%      RUSSELL 2000 GROWTH INDEX
----------------------------------------------------
-3.53%        -3.53%      RUSSELL 2000 INDEX
----------------------------------------------------

*     FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

Returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder's original cost. Performance of the Institutional Class Shares differs due to the differences in expenses.

--------------------------------------------------------------------------------
                                        6

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                      RIVERPARK SHORT TERM HIGH YIELD FUND

For the fiscal year ended September 30, 2011, the RiverPark Short Term High Yield Fund gained 3.06% and 3.27% on its Retail Class Shares and Institutional Class Shares, respectively, while the BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index gained 1.41% and the BofA Merrill Lynch 1 Year U.S. Treasury Index gained 0.55%.

Investment results for the fiscal year were not uniform across quarters. The Fund gained 0.71% for the December quarter, 1.26% for the March quarter, 1.13% for the June quarter, and lost (0.07)% in the September quarter. The short term bond markets experienced above average volatility throughout the year. Markets were especially tough in the September quarter as corporate spreads widened. While the Fund lost less than 10 basis points in the September quarter the BofA Merrill Lynch 1-3 Year U.S. Corporate Index lost (0.58)%, and the Merrill Lynch U.S. High Yield Master II Index had one of the top-5 worst performing quarters since 1986.

The Fund's investment results were not uniform across its investment categories. The Fund realized gains of approximately 1.26% in its investments of Redeemed Debt, 1.04% in Event-Driven investments, 0.89% in Short Term Maturities, 0.67% in Cushion Bonds, and 0.41% in Strategic Recap investments.

The Fund continues to strive for maximum yield with the lowest effective duration possible. As of September 30, 2011, nearly 60% of the Fund's invested portfolio is expected to mature or be repaid within 90 days, while 80% of the Fund's invested portfolio is expected to mature or be repaid within 12 months. Over 57% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short term high yield securities for which they believe credit ratings do not accurately reflect a company's ability to meet their short term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in Cohanzick's opinion, will announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company's ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is limited near term risk of default. In Cohanzick's view, the risks associated with investing in short term high yield debt are very different from investing in long-dated paper in which operating performance and business sustainability are of primary concern.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE BOFA MERRILL LYNCH 1-3 YR U.S. CORPORATE BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF U.S. DOLLAR DENOMINATED INVESTMENT GRADE CORPORATE DEBT SECURITIES PUBLICLY ISSUED IN THE U.S. DOMESTIC MARKET WITH AT LEAST ONE YEAR REMAINING TERM TO FINAL MATURITY.

THE BOFA MERRILL LYNCH 1 YR U.S. TREASURY INDEX TRACKS THE PERFORMANCE OF U.S. DOLLAR DENOMINATED SOVEREIGN DEBT PUBLICLY ISSUED BY THE U.S. GOVERNMENT IN ITS DOMESTIC MARKET WITH AT LEAST ONE YEAR REMAINING TERM TO FINAL MATURITY.

--------------------------------------------------------------------------------
                                        7

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVERPARK SHORT
  TERM HIGH YIELD FUND, RETAIL CLASS SHARES, VERSUS THE BOFA MERRILL LYNCH 1-3
     YEAR U.S. CORPORATE BOND INDEX AND THE BOFA MERRILL LYNCH 1-YEAR U.S.
                                 TREASURY INDEX

                                  [LINE GRAPH]

         RIVERPARK SHORT TERM    BOFA MERRILL LYNCH    BOFA MERRILL LYNCH
           HIGH YIELD FUND,         1-3 YEAR U.S.         1-YEAR U.S.
YEAR      RETAIL CLASS SHARES   CORPORATE BOND INDEX     TREASURY INDEX
-------------------------------------------------------------------------
2010            $10,000                $10,000               $10,000
2011            $10,306                $10,141               $10,055
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED SEPTEMBER 30, 2011
--------------------------------------------------------------------------------
            ANNUALIZED
ONE YEAR   INCEPTION TO
 RETURN       DATE*
--------------------------------------------------------------------------------
3.27%         3.27%       INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
3.06%         3.06%       RETAIL CLASS SHARES
--------------------------------------------------------------------------------
1.41%         1.41%       BOFA MERRILL LYNCH 1-3 YEAR U.S. CORPORATE BOND INDEX
--------------------------------------------------------------------------------
0.55%         0.55%       BOFA MERRILL LYNCH 1 YEAR U.S. TEASURY INDEX
--------------------------------------------------------------------------------

*     FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

Returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder's original cost. Performance of the Institutional Class Shares differs due to the differences in expenses.

--------------------------------------------------------------------------------
                                       8

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                       RIVERPARK/GRAVITY LONG-BIASED FUND

Effective October 13, 2011, the Riverpark/Gravity Long-Biased Fund is no longer available for sale. The Board of Trustees of the RiverPark Trust on October 13, 2011 determined that it was in the best interests of the Fund and the shareholders to close the Fund and liquidate its portfolio in an orderly fashion.

For the fiscal year ended September 30, 2011, the RiverPark/Gravity Long-Biased Fund lost (1.55)% and (1.24)% on its Retail Class Shares and Institutional Class Shares, respectively, while the S&P 500 Index gained 1.14%. The Fund maintained a large cash position throughout the year, and in this period of above average volatility substantially underperformed the market during periods where the market was strong, like the December quarter, and outperformed the market during periods of decline, like the September quarter.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.

--------------------------------------------------------------------------------
                                        9

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVERPARK/
     GRAVITY LONG-BIASED FUND, RETAIL CLASS SHARES, VERSUS THE S&P 500 INDEX

                                  [LINE GRAPH]

-----------------------------------------------------------
        RIVERPARK/GRAVITY LONG-BIASED FUND,
YEAR            RETAIL CLASS SHARES           S&P 500 INDEX
-----------------------------------------------------------
2010                  $10,000                    $10,000
2011                  $ 9,845                    $10,114
-----------------------------------------------------------

----------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR
           PERIOD ENDED SEPTEMBER 30, 2011
----------------------------------------------------
            ANNUALIZED
ONE YEAR   INCEPTION TO
 RETURN       DATE*
----------------------------------------------------
-1.24%        -1.24%      INSTITUTIONAL CLASS SHARES
----------------------------------------------------
-1.55%        -1.55%      RETAIL CLASS SHARES
----------------------------------------------------
 1.14%         1.14%      S&P 500 INDEX
----------------------------------------------------

*     FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

Returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder's original cost. Performance of the Institutional Class Shares differs due to the differences in expenses.

--------------------------------------------------------------------------------
                                       10

                                                     RiverPark Large Growth Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Information Technology                                                     30.1%
Consumer Discretionary                                                     22.5%
Financials                                                                 18.4%
Industrials                                                                 8.4%
Telecommunications Services                                                 5.3%
Time Deposit                                                                5.1%
Materials                                                                   4.9%
Energy                                                                      3.6%
Health Care                                                                 1.7%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.1%**
   Consumer Discretionary - 23.0%
      Carnival                                              2,100   $        64
      Coach                                                   950            49
      Discovery Communications, Cl C*                       2,450            86
      Dollar Tree*                                          1,374           103
      Las Vegas Sands*                                      2,380            91
      McDonald's                                              598            52
      priceline.com*                                          203            91
      Ralph Lauren, Cl A                                      350            46
      Walt Disney                                           1,619            49
      Wynn Resorts                                            320            37
                                                                    ------------
                                                                            668
                                                                    ------------
   Energy - 3.7%
      Devon Energy                                            522            29
      Southwestern Energy*                                  1,500            50
      Ultra Petroleum*                                      1,048            29
                                                                    ------------
                                                                            108
                                                                    ------------
   Financials - 18.8%
      American Express                                      2,230           100
      The Blackstone Group LP (a)                           8,773           105
      Charles Schwab                                        2,760            31
      CME Group, Cl A                                         484           119
      KKR & Co., LP (a)                                     7,796            81
      TD Ameritrade Holding                                 5,166            76
      Visa, Cl A                                              370            32
                                                                    ------------
                                                                            544
                                                                    ------------
   Health Care - 1.8%
      Intuitive Surgical*                                     140            51
                                                                    ------------
   Industrials - 8.6%
      CH Robinson Worldwide                                   446            31
      Expeditors International of Washington                  802            32
      Goodrich                                                604            73
      Precision Castparts                                     315            49
      Stericycle*                                             351            28
      United Parcel Service, Cl B                             572            36
                                                                    ------------
                                                                            249
                                                                    ------------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Information Technology - 30.8%
      Alliance Data Systems*                                  770   $        71
      Apple*                                                  346           132
      Cognizant Technology Solutions, Cl A*                 1,460            92
      eBay*                                                 4,482           132
      EMC*                                                  3,007            63
      Equinix*                                              1,605           143
      Genpact*                                              3,850            55
      Google, Cl A*                                           172            88
      Mastercard, Cl A                                        107            34
      QUALCOMM                                              1,179            58
      VeriFone Systems*                                       716            25
                                                                    ------------
                                                                            893
                                                                    ------------
   Materials - 5.0%
      Monsanto                                              1,894           114
      Praxair                                                 342            32
                                                                    ------------
                                                                            146
                                                                    ------------
   Telecommunication Services - 5.4%
      American Tower, Cl A*                                 1,433            77
      Crown Castle International*                           1,160            47
      SBA Communications, Cl A*                               917            32
                                                                    ------------
                                                                            156
                                                                    ------------
   Total Common Stock
      (Cost $2,952) (000)                                                 2,815
                                                                    ------------

   TIME DEPOSIT -- 5.3%
      Brown Brothers, 0.030% (b)
         (Cost $152) (000)                            $       152           152
                                                                    ------------

   Total Investments -- 102.4%
      (Cost $3,104) (000)                                           $     2,967
                                                                    ============

As of September 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $2,898 (000).

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a) Security considered Master Limited Partnership. At September 30, 2011, these securities amounted to $186 (000) or 6.4% of Net Assets.

(b)   Rate shown is the simple yield as of September 30, 2011.

Cl -- Class

LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       11

                                                        RiverPark/Wedgewood Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Health Care                                                                28.2%
Information Technology                                                     26.4%
Financials                                                                 22.7%
Industrials                                                                11.0%
Time Deposit                                                                6.2%
Energy                                                                      5.5%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES      VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.7%**
   Energy - 5.5%
      National Oilwell Varco                               14,700   $       753
      Schlumberger                                         18,000         1,075
                                                                    ------------
                                                                          1,828
                                                                    ------------
   Financials - 22.9%
      American Express                                     39,950         1,794
      Berkshire Hathaway, Cl B*                            32,990         2,343
      Verisk Analytics, Cl A*                              42,140         1,465
      Visa, Cl A                                           23,470         2,012
                                                                    ------------
                                                                          7,614
                                                                    ------------
   Health Care - 28.4%
      Express Scripts*                                     57,010         2,113
      Gilead Sciences*                                     49,840         1,934
      Intuitive Surgical*                                   3,560         1,297
      Perrigo                                              17,140         1,664
      Teva Pharmaceutical Industries ADR                   37,280         1,388
      Varian Medical Systems*                              20,090         1,048
                                                                    ------------
                                                                          9,444
                                                                    ------------
   Industrials - 11.2%
      Cummins                                              19,070         1,557
      Expeditors International of
         Washington                                        28,100         1,140
      Stericycle*                                          12,410         1,002
                                                                    ------------
                                                                          3,699
                                                                    ------------
   Information Technology - 26.7%
      Apple*                                                8,240         3,141
      Cognizant Technology Solutions, Cl A*                20,300         1,273
      EMC*                                                 51,880         1,089
      Google, Cl A*                                         3,480         1,790
      QUALCOMM                                             32,600         1,585
                                                                    ------------
                                                                          8,878
                                                                    ------------
   Total Common Stock
      (Cost $32,538) (000)                                               31,463
                                                                    ------------

--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TIME DEPOSIT -- 6.2%
      Brown Brothers, 0.030% (a)
         (Cost $2,069) (000)                          $     2,069   $     2,069
                                                                    ------------
   Total Investments -- 100.9%
      (Cost $34,607) (000)                                          $    33,532
                                                                    ============

As of September 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in the Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $33,245 (000).

*     Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)   Rate shown is the simple yield as of September 30, 2011.

ADR -- American Depositary Receipt

Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       12

                                                 RiverPark Small Cap Growth Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Consumer Discretionary                                                     22.2%
Information Technology                                                     21.4%
Health Care                                                                11.7%
Industrials                                                                10.9%
Financials                                                                  8.7%
Time Deposit                                                                7.3%
Consumer Staples                                                            6.9%
Energy                                                                      5.5%
Telecommunications Services                                                 4.5%
Materials                                                                   0.9%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%
   Consumer Discretionary - 22.9%
      Collective Brands*                                    4,340   $        56
      Dollarama                                             6,832           237
      HSN                                                   2,239            74
      Morton's Restaurant Group*                            6,043            29
      National CineMedia                                   10,170           148
      Rentrak*                                             11,360           143
      Scientific Games, Cl A*                               4,957            35
      Steiner Leisure*                                      1,444            59
      Vail Resorts                                          3,116           118
                                                                    ------------
                                                                            899
                                                                    ------------
   Consumer Staples - 7.1%
      Darling International*                                8,585           108
      Diamond Foods                                         2,158           172
                                                                    ------------
                                                                            280
                                                                    ------------
   Energy - 5.6%
      CARBO Ceramics                                          637            65
      Clean Energy Fuels*                                   6,696            74
      GeoResources*                                         1,901            34
      Gevo*                                                 3,544            20
      Southern Pacific Resource*                           25,000            29
                                                                    ------------
                                                                            222
                                                                    ------------
   Financials - 9.0%
      CapLease                                             18,240            66
      Coresite Realty                                       4,784            69
      JMP Group                                             9,518            55
      Nara Bancorp*                                         9,320            56
      Stifel Financial*                                     1,682            45
      Walker & Dunlop*                                      5,238            61
                                                                    ------------
                                                                            352
                                                                    ------------
   Health Care - 12.0%
      Accretive Health*                                     1,900            40
      AMERIGROUP*                                           1,800            70
      athenahealth*                                         1,472            88
      MAKO Surgical*                                        4,820           165
      Volcano*                                              3,709           110
                                                                    ------------
                                                                            473
                                                                    ------------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Industrials - 11.3%
      Clean Harbors*                                        1,268   $        65
      CoStar Group*                                         1,187            62
      ESCO Technologies                                     1,871            48
      Genesee & Wyoming, Cl A*                              2,118            98
      Hardinge                                              4,413            36
      Hubbell, Cl B                                         1,183            59
      Polypore International*                               1,330            75
                                                                    ------------
                                                                            443
                                                                    ------------
   Information Technology - 22.0%
      Imagination Technologies Group*                       6,000            39
      Lionbridge Technologies*                             41,990           103
      LivePerson*                                           6,834            68
      LogMeIn*                                              2,035            67
      Sapient                                              18,600           189
      TechTarget*                                          10,750            62
      TiVo*                                                15,312           143
      Travelzoo*                                            5,960           131
      Vocus*                                                3,769            63
                                                                    ------------
                                                                            865
                                                                    ------------
   Materials - 0.9%
      Solutia*                                              2,857            37
                                                                    ------------
   Telecommunication Services - 4.6%
      SBA Communications, Cl A*                             2,108            73
      Vonage Holdings*                                     41,744           108
                                                                    ------------
                                                                            181
                                                                    ------------
   Total Common Stock
      (Cost $4,237) (000)                                                 3,752
                                                                    ------------
TIME DEPOSIT -- 7.5%
      Brown Brothers, 0.030% (a)
         (Cost $297) (000)                            $       297           297
                                                                    ------------
   Total Investments -- 102.9%
      (Cost $4,534) (000)                                           $     4,049
                                                                    ============

As of September 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $3,935 (000).

*     Non-income producing security.

(a)   Rate shown is the simple yield as of September 30, 2011.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       13

                                            RiverPark Short Term High Yield Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Corporate Obligations                                                      81.4%
Convertible Bonds                                                           9.1%
Preferred Stock                                                             7.2%
Bank Loan Obligations                                                       2.3%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
DESCRIPTION                                                 (000)   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 77.5%
   Consumer Discretionary - 9.0%
      Carrols
         9.000%, 01/15/13                             $       270   $       270
      Charter Communications Operating
         8.000%, 04/30/12 (a)                                 880           898
      Collective Brands
         8.250%, 08/01/13                                     216           216
      Nielsen Finance
         11.625%, 02/01/14                                    750           855
                                                                    ------------
                                                                          2,239
                                                                    ------------
   Energy - 12.6%
      Chesapeake Energy
         7.625%, 07/15/13                                     750           790
      Forest Oil
         8.500%, 02/15/14                                     500           531
      OPTI Canada
         9.000%, 12/15/12 (a)                                 700           714
      Petrohawk Energy
         10.500%, 08/01/14                                    990         1,116
                                                                    ------------
                                                                          3,151
                                                                    ------------
   Financials - 4.2%
      CIT Group
         7.000%, 05/01/14                                     334           340
      Washington Mutual
         0.000%, 08/24/09 (c)                                 700           700
                                                                    ------------
                                                                          1,040
                                                                    ------------
   Health Care - 5.9%
      Elan Finance
         8.875%, 12/01/13                                   1,425         1,475
                                                                    ------------
   Industrials - 34.3%
      Chart Industries
         9.125%, 10/15/15                                   1,467         1,512
      Continental Airlines
         6.563%, 02/15/12                                     150           148
      Continental Airlines Pass-Through Trust
         6.940%, 10/15/13                                     214           218

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
DESCRIPTION                                          (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
      Delta Air Lines Pass-Through Trust
         7.779%, 01/02/12                             $       270   $       271
         6.417%, 07/02/12                                     600           605
      DigitalGlobe
         10.500%, 05/01/14                                  1,009         1,120
      Diversey
         8.250%, 11/15/19                                     775           928
      JB Poindexter
         8.750%, 03/15/14                                     500           497
      Lockheed Martin
         4.121%, 03/14/13                                   1,775         1,866
      Pregis
         12.375%, 10/15/13                                    170           156
      SGS International
         12.000%, 12/15/13                                    525           526
      Stewart & Stevenson
         10.000%, 07/15/14                                    200           201
      United Air Lines
         12.750%, 07/15/12                                    491           513
                                                                    ------------
                                                                          8,561
                                                                    ------------
   Information Technology - 1.2%
      Alion Science and Technology
         12.000%, 11/01/14                                    122           108
      Unisys
         8.000%, 10/15/12                                     195           201
                                                                    ------------
                                                                            309
                                                                    ------------
   Telecommunication Services - 6.8%
      Global Crossing
         12.000%, 09/15/15                                    500           569
      Qwest
         8.875%, 03/15/12                                     400           415
      Qwest Communications International
         7.500%, 02/15/14                                     700           701
                                                                    ------------
                                                                          1,685
                                                                    ------------
   Utilities - 3.5%
      NRG Energy
         7.375%, 01/15/17                                     850           881
                                                                    ------------
      Total Corporate Obligations
         (Cost $19,506) (000)                                            19,341
                                                                    ------------
   PREFERRED STOCK -- 6.8%
      HJ Heinz Finance
         8.000%, 07/15/13 (a)                                   5           536
      Las Vegas Sands, 10.000%                             10,500         1,174
                                                                    ------------
      Total Preferred Stock
         (Cost $1,702) (000)                                              1,710
                                                                    ------------
   CONVERTIBLE BONDS -- 8.7%
      Icahn Enterprises LP
         4.000%, 08/15/13 (d)                                 700           650
         4.000%, 08/15/13 (a) (d)                             250           232

--------------------------------------------------------------------------------
                                       14

                                            RiverPark Short Term High Yield Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
DESCRIPTION                                                 (000)   VALUE (000)
--------------------------------------------------------------------------------
   NRFC NNN Holdings
      11.500%, 06/15/13 (a)                           $       250   $       259
   Quicksilver Resources
      1.875%, 11/01/24                                      1,028         1,023
                                                                    ------------
   Total Convertible Bonds
      (Cost $2,214) (000)                                                 2,164
                                                                    ------------
BANK LOAN OBLIGATIONS -- 2.2%
   Point Blank Funding
      14.500%, 11/11/12 (b)                                   300           295
   Terrestar Networks
      0.000%, 02/05/13 (b) (e)                                225            30
   Wilton Industries
      3.510%, 07/31/14                                        241           223
                                                                    ------------
   Total Bank Loan Obligations
      (Cost $527) (000)                                                     548
                                                                    ------------
   Total Investments -- 95.2%
      (Cost $23,949) (000)                                          $    23,763
                                                                    ============

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments carried at value:

INVESTMENTS IN
  SECURITIES                              LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------------------------------------------------
Corporate Obligations
   Consumer
      Discretionary                       $    --   $ 2,239   $    --   $ 2,239
   Energy                                      --     3,151        --     3,151
   Financials                                  --     1,040        --     1,040
   Health Care                                 --     1,475        --     1,475
   Industrials                                 --     8,561        --     8,561
   Information Technology                      --       309        --       309
   Telecommunication
      Services                                 --     1,685        --     1,685
   Utilities                                   --       881        --       881
                                          -------------------------------------
                                               --    19,341        --    19,341
                                          -------------------------------------
   Preferred Stock                             --     1,710        --     1,710
   Convertible Bond                            --     2,164        --     2,164
      Bank Loan
         Obligations                           --       223       325       548
                                          -------------------------------------
   Total Investments
      in Securities                       $    --   $23,438   $   325   $23,763
                                          =====================================

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 INVESTMENTS IN
                                                                    BANK LOAN
                                                                   OBLIGATONS
                                                                 ---------------
Beginning balance as of October 1, 2010                          $           --
   Accrued discounts/premiums                                                --
   Realized gain/(loss)                                                      --
   Change in unrealized appreciation/(depreciation)                          25
   Net purchases                                                            300
   Net sales                                                                 --
   Transfer into Level 3                                                     --
   Transfer out of Level 3                                                   --
                                                                 ---------------
Ending balance as of September 30, 2011                          $          325
                                                                 ===============

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $24,966 (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2011, was $325 (000) and represented 1.3% of net assets.

(c)   Security in default on interest and principal payments.

(d) Variable rate security - Rate disclosed is the rate in effect on September 30, 2011.

(e)   Unsettled bank loan.

LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

                                              RiverPark/Gravity Long-Biased Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]

Time Deposit                                                               41.0%
Information Technology                                                     12.6%
Consumer Staples                                                           12.0%
Energy                                                                     11.7%
Consumer Discretionary                                                      7.9%
Industrials                                                                 5.7%
Exchange-Traded Funds                                                       4.4%
Health Care                                                                 2.5%
Financials                                                                  2.2%

+ Percentages are based on total investments. Excludes securities sold short.

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 49.7%
   Consumer Discretionary - 7.2%
      Amerigon*                                            10,060   $       129
      Gildan Activewear                                     2,450            63
      Hyatt Hotels, Cl A*                                   2,657            83
      Washington Post, Cl B                                   233            76
      Wolters Kluwer* (b)                                     416             7
      Wolters Kluwer (b)                                      677            11
                                                                    ------------
                                                                            369
                                                                    ------------
   Consumer Staples - 10.9%
      Coca-Cola                                             1,250            84
      Lorillard                                               803            89
      Molson Coors Brewing, Cl B                            2,371            94
      Wal-Mart Stores                                       5,595           291
                                                                    ------------
                                                                            558
                                                                    ------------
   Energy - 10.6%
      BP ADR                                                2,942           106
      Exxon Mobil                                           1,205            88
      Ultra Petroleum*                                      9,875           273
      Williams                                              3,125            76
                                                                    ------------
                                                                            543
                                                                    ------------
   Financials - 2.0%
      Berkshire Hathaway, Cl B*                             1,431           102
                                                                    ------------
   Health Care - 2.3%
      Amgen                                                 2,130           117
                                                                    ------------
   Industrials - 5.2%
      Iron Mountain                                         8,453           267
                                                                    ------------
   Information Technology - 11.5%
      Dell*                                                 7,669           109
      Hewlett-Packard                                       2,540            57
      Yahoo!*                                              31,840           419
                                                                    ------------
                                                                            585
                                                                    ------------
   Total Common Stock
      (Cost $2,852) (000)                                                 2,541
                                                                    ------------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.0%
      ProShares Short Russell 2000                            385   $        14
      ProShares UltraShort MSCI Europe                      1,932           118
      ProShares UltraShort Real Estate                      4,055            71
                                                                    ------------
   Total Exchange-Traded Funds
      (Cost $194) (000)                                                     203
                                                                    ------------
TIME DEPOSIT -- 37.3%
   Brown Brothers, 0.030% (a)
      (Cost $1,905) (000)                             $     1,905         1,905
                                                                    ------------
   Total Investments -- 91.0%
      (Cost $4,951) (000)                                           $     4,649
                                                                    ============
SCHEDULE OF SECURITIES SOLD SHORT
EXCHANGE TRADED FUNDS -- (9.0)%
   Energy Select Sector SPDR Fund                           1,650            97
   Financial Select Sector SPDR Fund                       10,265           121
   Industrial Select Sector SPDR Fund                       1,800            53
   Materials Select Sector SPDR Fund                        1,500            44
   SPDR S&P 500 ETF Trust                                   1,300           147
                                                                    ------------
   Total Exchange-Traded Funds
      (Proceeds $562) (000)                                                 462
                                                                    ------------
COMMON STOCK -- (4.0)%
   Financials - (1.9)%
      Bank of America                                       7,000            43
      Wells Fargo                                           2,250            54
                                                                    ------------
                                                                             97
                                                                    ------------
   Industrials - (2.1)%
      General Electric                                      7,130           109
                                                                    ------------
   Total Common Stock
      (Proceeds $267) (000)                                                 206
                                                                    ------------
   Total Securities Sold Short -- (13.0)%
      (Proceeds $829) (000)                                         $       668
                                                                    ============

--------------------------------------------------------------------------------
                                       16

                                              RiverPark/Gravity Long-Biased Fund
[RIVERPARK FUNDS LOGO]                                        September 30, 2011
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments carried at value:

ASSETS:                                   LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------------------------------------------------
   Common Stock
      Consumer
      Discretionary                       $   362   $     7   $    --   $   369
      Consumer Staples                        558        --        --       558
      Energy                                  543        --        --       543
      Financials                              102        --        --       102
      Health Care                             117        --        --       117
      Industrials                             267        --        --       267
      Information
         Technology                           585        --        --       585
                                          -------------------------------------
                                            2,534         7        --     2,541
   Exchange-Traded
      Funds                                   203        --        --       203
   Time Deposit                                --     1,905        --     1,905
                                          -------------------------------------
Total                                     $ 2,737   $ 1,912   $    --   $ 4,649
                                          =====================================

LIABILITIES:                              LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
--------------------------------------------------------------------------------
   Common Stock                           $  (206)  $    --   $    --   $  (206)

   Exchange-Traded
      Funds                                  (462)       --        --      (462)
                                          --------------------------------------
Total                                     $  (668)  $    --   $    --   $  (668)
                                          ======================================

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $5,107 (000).

*     Non-income producing security.

(a)   Rate shown is the simple yield as of September 30, 2011.

(b) Securities incorporated in the same country but trading in different markets.

ADR   -- American Depositary Receipt

ETF   -- Exchange Traded Fund

Cl    -- Class

MSCI  -- Morgan Stanley Capital International

S&P   -- Standard & Poor's

SPDR  -- Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

STATEMENTS OF ASSETS AND LIABILITIES (000)
September 30, 2011                                        [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                       RIVERPARK     RIVERPARK/     RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                      LARGE GROWTH   WEDGEWOOD      SMALL CAP       SHORT TERM        LONG-BIASED
                                                          FUND          FUND       GROWTH FUND   HIGH YIELD FUND          FUND
                                                      ------------   -----------   -----------   ---------------   ----------------
ASSETS:
Investments in Securities, at Value (Note 2)          $      2,967   $    33,532   $     4,049   $        23,763   $          4,649
Deposits with Brokers for Securities Sold Short                 --            --            --                --              1,138
Receivable for Investment Securities Sold                       43            --            44             1,714                 --
Receivable Due from Adviser (Note 3)                            17            11            17                15                 16
Other Prepaid Expenses                                          12            13            13                13                 13
Receivable for Dividend and Interest Income                      1            --             2               447                  3
Receivable for Capital Shares Sold                              --           326            --               191                 --
                                                      ------------   -----------   -----------   ---------------   ----------------
   Total Assets                                              3,040        33,882         4,125            26,143              5,819
                                                      ------------   -----------   -----------   ---------------   ----------------
LIABILITIES:
Payable for Investment Securities Purchased                    103           579           149               500                 --
Securities Sold Short, at Value (Note 2)                        --            --            --                --                668
Income Distribution Payable                                     --            --            --                 2                 --
Payable for Capital Shares Redeemed                             --            --            --                 7                 --
Dividends Payable on Securities Sold Short                      --            --            --                --                  2
Payable Due to Administrator                                     6             6             6                 6                  6
Payable Due to Adviser (Note 3)                                  2            17             3                13                  4
Payable Due to Trustee                                           2             2             2                 2                  2
Chief Compliance Officer Fees Payable                            2             2             2                 1                  2
Payable Due to Shareholder Servicing (Note 3)                   --            --            --                 2                 --
Payable Due to Custodian                                        --            --            --               608                 --
Other Accrued Expenses                                          27            31            28                36                 28
                                                      ------------   -----------   -----------   ---------------   ----------------
   Total Liabilities                                           142           637           190             1,177                712
                                                      ------------   -----------   -----------   ---------------   ----------------
NET ASSETS                                            $      2,898   $    33,245   $     3,935   $        24,966   $          5,107
                                                      ============   ===========   ===========   ===============   ================
NET ASSETS CONSIST OF:
Paid-in Capital                                       $      3,043   $    34,602   $     4,445   $        25,255   $          5,254
Undistributed Net Investment Income                              4            --            --                --                  1
Accumulated Net Realized Loss on Investments and
   Securities Sold Short                                       (12)         (282)          (25)             (103)                (7)
Net Unrealized Depreciation on Investments and
   Securities Sold Short                                      (137)       (1,075)         (485)             (186)              (141)
                                                      ------------   -----------   -----------   ---------------   ----------------
NET ASSETS                                            $      2,898   $    33,245   $     3,935   $        24,966   $          5,107
                                                      ============   ===========   ===========   ===============   ================
Investment in Securities, at Cost                     $      3,104   $    34,607   $     4,534   $        23,949   $          4,951
Securities Sold Short, Proceeds                                 --            --            --                --                829
Net Assets -- Institutional Class Shares (1)          $  2,666,593   $33,004,395   $ 3,242,810   $    18,883,419   $      4,405,500
                                                      ============   ===========   ===========   ===============   ================
Net Assets -- Retail Class Shares(1)                  $    231,479   $   241,028   $   692,135   $     6,082,634   $        701,393
                                                      ============   ===========   ===========   ===============   ================
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
   (Unlimited Authorization -- No Par Value)               264,259     3,198,435       337,583         1,910,709            446,440
                                                      ============   ===========   ===========   ===============   ================
RETAIL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
   (Unlimited Authorization -- No Par Value)                22,987        23,409        72,219           615,850             71,287
                                                      ============   ===========   ===========   ===============   ================
INSTITUTIONAL CLASS SHARES:
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares      $      10.09   $     10.32   $      9.61   $          9.88   $           9.87
                                                      ============   ===========   ===========   ===============   ================
RETAIL CLASS SHARES:
Net Asset Value, Offering and Redemption
   Price Per Share -- Retail Class Shares             $      10.07   $     10.30   $      9.58   $          9.88   $           9.84
                                                      ============   ===========   ===========   ===============   ================

(1)   Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       18

STATEMENTS OF OPERATIONS (000)
For the Year Ended
September 30, 2011                                        [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                       RIVERPARK     RIVERPARK/     RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                      LARGE GROWTH   WEDGEWOOD      SMALL CAP      SHORT TERM         LONG-BIASED
                                                          FUND          FUND       GROWTH FUND   HIGH YIELD FUND          FUND
                                                      ------------   -----------   -----------   ---------------   -----------------
INVESTMENT INCOME:
Dividends                                             $         20   $        38   $        18   $            93   $             50
Interest                                                        --            --            --               743                 --
Foreign taxes withheld                                          --            (1)           --                --                 --
                                                      ------------   -----------   -----------   ---------------   ----------------
   Total Investment Income                                      20            37            18               836                 50
                                                      ------------   -----------   -----------   ---------------   ----------------
EXPENSES:
Administrator fees (Note 3)                                     51            52            51                55                 51
Investment Advisory Fees (Note 3)                               14            58            29                98                 41
Chief Compliance Officer Fees (Note 3)                          10            10            10                10                 10
Trustees' Fees (Note 3)                                          7             8             8                 9                  8
Shareholder Service Fees(1) (Note 3)                            --            --             1                 5                  1
Offering costs                                                  37            37            37                37                 37
Professional Fees                                               27            27            27                27                 27
Transfer Agent Fees                                             24            27            25                35                 25
Printing Fees                                                    8             8             8                 9                  8
Registration Fees                                                8            11             8                11                  9
Custodian Fees                                                   2             1             2                 3                  1
Dividend Expense                                                --            --            --                --                  8
Insurance and Other Fees                                        16            15            16                22                 15
                                                      ------------   -----------   -----------   ---------------   ----------------
   Total Expenses                                              204           254           222               321                241
                                                      ------------   -----------   -----------   ---------------   ----------------
Fees Waived by Adviser (Note 3)                                (14)          (58)          (29)              (98)               (41)
Reimbursements by Adviser                                     (167)         (106)         (152)              (67)              (133)
                                                      ------------   -----------   -----------   ---------------   ----------------
   Net Expenses                                                 23            90            41               156                 67
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Investment Income (Loss)                                    (3)          (53)          (23)              680                (17)
                                                      ------------   -----------   -----------   ---------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND SECURITIES SOLD SHORT:

Net Realized Loss From:
   Investments                                                 (12)         (281)           (9)              (84)                (1)
   Securities Sold Short                                        --            --            --                --                (13)
Net Change in Unrealized Appreciation
   (Depreciation) on:
   Investments                                                (137)       (1,075)         (485)             (186)              (302)
   Securities Sold Short                                        --            --            --                --                161
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Realized and Unrealized Loss on
   Investments and Securities Sold Short                      (149)       (1,356)         (494)             (270)              (155)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                          $       (152)  $    (1,409)  $      (517)  $           410   $           (172)
                                                      ============   ===========   ===========   ===============   ================

(1)   Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       19

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Year Ended
September 30, 2011                                        [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                       RIVERPARK     RIVERPARK/     RIVERPARK       RIVERPARK      RIVERPARK/GRAVITY
                                                      LARGE GROWTH   WEDGEWOOD      SMALL CAP       SHORT TERM        LONG-BIASED
                                                          FUND          FUND       GROWTH FUND   HIGH YIELD FUND          FUND
                                                      ------------   -----------   -----------   ---------------   -----------------
OPERATIONS:
Net Investment Income (Loss)                          $         (3)  $       (53)  $       (23)  $           680   $            (17)
Net Realized Loss from Investments and
   Securities Sold Short                                       (12)         (281)           (9)              (84)               (14)
Net Change in Unrealized Depreciation of
   Investments and Securities Sold Short                      (137)       (1,075)         (485)             (186)              (141)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                            (152)       (1,409)         (517)              410               (172)
                                                      ------------   -----------   -----------   ---------------   ----------------
Distributions to Shareholders From:
Net Investment Income:
   Institutional Class Shares                                   --            (1)           --              (602)                --
   Retail Class Shares                                          --            --            --               (97)                --
Return of Capital:
   Institutional Class Shares                                   (8)           (5)           (4)               --                 (2)
   Retail Class Shares                                          (1)           --            --                --                 --
                                                      ------------   -----------   -----------   ---------------   ----------------
Total Distributions to Shareholders                             (9)           (6)           (4)             (699)                (2)
                                                      ------------   -----------   -----------   ---------------   ----------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares
   Shares Issued                                             2,800        34,643         3,625            16,668              4,832
   Shares Issued in Connection with In-Kind
     Contribution (see Note 5)                                  --            --            --             2,726                568
   Shares Issued as Reinvestment of Distributions                8             6             4               601                  2
   Shares Redeemed                                              --          (251)           --              (890)              (865)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Net Assets from Institutional
   Class Shares Transactions                                 2,808        34,398         3,629            19,105              4,537
                                                      ------------   -----------   -----------   ---------------   ----------------
Retail Class Shares
   Shares Issued                                               234           246           807             7,255                840
   Shares Issued as Reinvestment of Distributions                1            --            --                85                 --
   Shares Redeemed                                              (4)           (4)           --            (1,210)              (116)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Net Assets from
   Retail Class Shares Transactions                            231           242           807             6,130                724
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Net Assets from
   Capital Share Transactions                                3,039        34,640         4,436            25,235              5,261
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Net Assets                                   2,878        33,225         3,915            24,946              5,087

NET ASSETS:
Beginning of year                                               20            20            20                20                 20
                                                      ------------   -----------   -----------   ---------------   ----------------
End of year                                           $      2,898   $    33,245   $     3,935   $        24,966   $          5,107
                                                      ============   ===========   ===========   ===============   ================
Undistributed Net Investment Income                   $          4   $        --   $        --   $            --   $              1
                                                      ============   ===========   ===========   ===============   ================
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
   Shares Issued                                               262         3,219           337             1,666                473
   Shares Issued in Connection with In-Kind
     Contribution (see Note 5)                                  --            --            --               273                 57
   Shares Issued as Reinvestment of Distributions                1             1            --                60                 --
   Shares Redeemed                                              --           (23)           --               (89)               (85)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Institutional Class Shares                     263         3,197           337             1,910                445
                                                      ------------   -----------   -----------   ---------------   ----------------
Retail Class Shares
   Shares Issued                                                22            22            71               727                 81
   Shares Issued as Reinvestment of Distributions               --            --            --                 9                 --
   Shares Redeemed                                              --            --            --              (121)               (11)
                                                      ------------   -----------   -----------   ---------------   ----------------
Net Increase in Retail Class Shares                             22            22            71               615                 70
                                                      ------------   -----------   -----------   ---------------   ----------------
   Net Increase in Share Transactions                          285         3,219           408             2,525                515
                                                      ============   ===========   ===========   ===============   ================

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       20

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------








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--------------------------------------------------------------------------------
                                       21




FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Year Ended September 30, 2011
--------------------------------------------------------------------------------

                                                             REALIZED AND
                                      NET ASSET     NET       UNREALIZED        TOTAL     DIVIDENDS
                                        VALUE,   INVESTMENT      GAINS          FROM      FROM NET     DISTRIBUTIONS
                                      BEGINNING    INCOME     (LOSSES) ON    INVESTMENT  INVESTMENT     FROM RETURN       TOTAL
                                      OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME        OF CAPITAL   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                            $   10.00  $    (0.01) $       0.16(4) $     0.15  $       --    $       (0.06) $       (0.06)

   RETAIL CLASS SHARES
      2011                            $   10.00  $    (0.04) $       0.16(4) $     0.12  $       --    $       (0.05) $       (0.05)

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011                            $   10.00  $    (0.06) $       0.40(4) $     0.34  $       --(3) $       (0.02) $       (0.02)

   RETAIL CLASS SHARES
      2011                            $   10.00  $    (0.09) $       0.40(4) $     0.31  $       --    $       (0.01) $       (0.01)

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                            $   10.00  $    (0.08) $      (0.29)   $    (0.37) $       --    $       (0.02) $       (0.02)

   RETAIL CLASS SHARES
      2011                            $   10.00  $    (0.10) $      (0.30)   $    (0.40) $       --    $       (0.02) $       (0.02)

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011                            $   10.00  $     0.47  $      (0.15)   $     0.32  $    (0.44)   $          --  $       (0.44)

   RETAIL CLASS SHARES
      2011                            $   10.00  $     0.43  $      (0.13)   $     0.30  $    (0.42)   $          --  $       (0.42)

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011                            $   10.00  $    (0.04) $      (0.08)   $    (0.12) $       --    $       (0.01) $       (0.01)

   RETAIL CLASS SHARES
      2011                            $   10.00  $    (0.06) $      (0.09)   $    (0.15) $       --    $       (0.01) $       (0.01)

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1)   Per share data was calculated using average shares for the period.

(2) Dividend expense totaled 0.18% of average net assets for the year ended September 30, 2011.

(3)   Amount represents less than $0.01 per share.

(4) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       22

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                              RATIO OF
                                                                            NET EXPENSES
                                       NET ASSET                NET          TO AVERAGE
                                         VALUE,              ASSETS END      NET ASSETS,
                                          END       TOTAL    OF PERIOD        EXCLUDING
                                       OF PERIOD   RETURN+     (000)      DIVIDEND EXPENSE
----------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                             $   10.09      1.44%  $    2,667               1.00%

   RETAIL CLASS SHARES
      2011                             $   10.07      1.19%  $      231               1.25%

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011                             $   10.32      3.37%  $   33,004               1.00%

   RETAIL CLASS SHARES
      2011                             $   10.30      3.12%  $      241               1.25%

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                             $    9.61     (3.71)% $    3,243               1.25%

   RETAIL CLASS SHARES
      2011                             $    9.58     (4.06)% $      692               1.50%

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011                             $    9.88      3.27%  $   18,883               1.00%

   RETAIL CLASS SHARES
      2011                             $    9.88      3.06%  $    6,083               1.25%

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011                             $    9.87     (1.24)% $    4,406               1.25%(2)

   RETAIL CLASS SHARES
      2011                             $    9.84     (1.55)% $      701               1.50%(2)

                                           RATIO OF          RATIO OF TOTAL
                                         NET EXPENSES           EXPENSES         RATIO OF NET
                                          TO AVERAGE           TO AVERAGE         INVESTMENT
                                         NET ASSETS,          NET ASSETS,        INCOME (LOSS)   PORTFOLIO
                                          INCLUDING            INCLUDING          TO AVERAGE     TURNOVER
                                       DIVIDEND EXPENSE     DIVIDEND EXPENSE      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                                         1.00%                9.08%            (0.10)%        73%

   RETAIL CLASS SHARES
      2011                                         1.25%                9.76%            (0.32)%        73%

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2011                                         1.00%                2.83%            (0.59)%        48%

   RETAIL CLASS SHARES
      2011                                         1.25%                3.71%            (0.78)%        48%

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2011                                         1.25%                6.93%            (0.69)%        92%

   RETAIL CLASS SHARES
      2011                                         1.50%                6.99%            (0.88)%        92%

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2011                                         1.00%                2.12%             4.69%        454%

   RETAIL CLASS SHARES
      2011                                         1.25%                2.18%             4.28%        454%

RIVERPARK/GRAVITY LONG-BIASED FUND
   INSTITUTIONAL CLASS SHARES
      2011                                         1.43%(2)             5.24%(2)         (0.35)%        49%

   RETAIL CLASS SHARES
      2011                                         1.68%(2)             5.22%(2)         (0.62)%        49%

--------------------------------------------------------------------------------
                                       23

NOTES TO FINANCIAL STATEMENTS
September 30, 2011
--------------------------------------------------------------------------------

1. ORGANIZATION

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940 and is comprised of five funds: RiverPark Large Growth Fund ("RiverPark Growth"), RiverPark/Wedgewood Fund ("RiverPark/Wedgewood"), RiverPark Small Cap Growth Fund ("RiverPark Small Cap"), RiverPark Short Term High Yield Fund ("RiverPark Short Term") and RiverPark/Gravity Long-Biased Fund ("RiverPark/Gravity Long-Biased") (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Growth, the RiverPark/Wedgewood, the RiverPark Small Cap and the RiverPark/Gravity Long-Biased Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term Fund is high current income and capital appreciation consistent with the preservation of capital. Each of the Funds are diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except RiverPark Short Term, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees ("the Board") which include fundamental analytical data relating to the investment in the security cost at date of purchase, along with several other methods adopted by the Board.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day for the NYSE. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days for the NYSE. Furthermore, trading takes place in various foreign markets on days which are not business

--------------------------------------------------------------------------------
                                       24

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

days for the NYSE and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments and Schedule of Securities Sold Short.

For the year ended September 30, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

For the year ended September 30, 2011, there were no significant changes to the Funds' fair value methodologies.

SECURITIES SOLD SHORT -- As consistent with the RiverPark/Gravity Long-Biased Fund's investment objectives, the Fund may sell a security short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 30% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time

--------------------------------------------------------------------------------
                                       25

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

INVESTMENT TRANSACTIONS -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

ORGANIZATION AND OFFERING COSTS -- Organization costs of the Trust were borne by the Adviser, while offering costs consisting of the initial prospectus and registration of the Funds were borne by the Funds and were amortized over the first 12 months of operations. As of September 30, 2011 all offering costs were fully amortized.

EXPENSES -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Growth, RiverPark/Wedgewood, RiverPark Small Cap and RiverPark/ Gravity Long-Biased Funds and declared and paid monthly for the RiverPark Short Term Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

INCOME TAXES -- Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal

--------------------------------------------------------------------------------
                                       26

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2011, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any significant interest or penalties.

3. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Growth Fund, the RiverPark/ Wedgewood Fund and the RiverPark Short Term Fund and 0.90% for the RiverPark Small Cap Fund and the RiverPark/Gravity Long-Biased Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on securities sold short and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class shares and 1.25% for the Retail Class shares of the Fund's average net assets for the RiverPark Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term Fund and 1.25% for the Institutional Class shares and 1.50% for the Retail Class shares of the Fund's average net assets for the RiverPark Small Cap Fund and the RiverPark/Gravity Long-Biased Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class shares and 1.25% for the Retail Class shares for RiverPark Growth, RiverPark/Wedgewood and RiverPark Short Term. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class shares and 1.50% for the Retail Class shares for RiverPark Small Cap and RiverPark/Gravity Long-Biased. As of September 30, 2011, the Adviser may in the future recapture from RiverPark Growth, RiverPark/Wedgewood, RiverPark Small Cap, RiverPark Short Term, and RiverPark/Gravity Long-Biased fees waived and reimbursed totaling $181,119, $164,648, $180,539, $165,145 and $174,283, respectively, each of which expires
September 30, 2014.

--------------------------------------------------------------------------------
                                       27

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (CONTINUED)
--------------------------------------------------------------------------------

3. AGREEMENTS (CONTINUED)

RiverPark provides day-to-day portfolio management services to RiverPark Growth and RiverPark Small Cap and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to RiverPark/Wedgewood; Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to RiverPark Short Term; and Gravity Partners ("Gravity"), as sub-adviser to RiverPark/Gravity Long- Biased. With regard to RiverPark Growth and RiverPark Small Cap, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gravity with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT -- SEI Investments Global Fund Services (the "Administrator") serves as the Funds' Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman (the "Custodian") serves as the Funds' Custodian pursuant to a Custody Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' Transfer Agent pursuant to a Transfer Agency Agreement.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the "Distributor") serve as the Funds' distributor pursuant to a distribution agreement.

The Trust has adopted a shareholder servicing plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds will be paid to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services.

OTHER -- Certain officers of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and their staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from security sales, other than short-term investments, short sales, purchases to cover short sales and short-term securities for the year ended September 30, 2011, were as follows:

--------------------------------------------------------------------------------
                                       28

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                   PROCEEDS FROM
FUND                                             PURCHASES (000)    SALES (000)
----                                             ---------------   -------------
RiverPark Large Growth Fund                      $         4,598   $       1,633
RiverPark/Wedgewood Fund                                  37,597           4,779
RiverPark Small Cap Growth Fund                            7,083           2,837
RiverPark Short Term High Yield Fund                      66,061          45,617
RiverPark/Gravity Long-Biased Fund                         3,343           1,113

There were no purchases or sales of U.S. Goverment securities for the year ended September 30, 2011.

5. IN-KIND CONTRIBUTIONS

On October 1, 2010, RiverPark Short Term received an in-kind contribution which consisted of $2,726,162 of securities received at value. As a result of the in-kind contribution, RiverPark Short Term issued 272,616 Institutional Class shares.

On October 1, 2010, RiverPark/Gravity Long-Biased received an in-kind contribution which consisted of $568,313 of securities received at value. As a result of the in-kind contribution, RiverPark/Gravity Long-Biased issued 56,831 Institutional Class shares.

6. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly the following permanent differences are primarily attributable to distribution reclassification, return of capital, net operating losses, Master Limited Partnership dividend income reclasses, losses on paydowns, basis adjustments for investment in Master Limited Partnership and REIT adjustments which have been classified to/from the following components of net assets (000):

                                          UNDISTRIBUTED     ACCUMULATED
                                         NET INVESTMENT    NET REALIZED
FUND                                      INCOME (LOSS)     GAIN (LOSS)    PAID-IN CAPITAL
----                                     --------------    ------------    ---------------
RiverPark Large Growth Fund              $           16    $         --    $           (16)
RiverPark/Wedgewood Fund                             59              (1)               (58)
RiverPark Small Cap Growth Fund                      27             (16)               (11)
RiverPark Short Term High Yield Fund                 19             (19)                --
RiverPark/Gravity Long-Biased Fund                   20               7                (27)

These reclassifications have no impact on net assets or net asset value per share.

--------------------------------------------------------------------------------
                                       29

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (CONTINUED)
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

The tax character of dividends and distributions paid during the year ended September 30, 2011 was as follows (000):

                                        ORDINARY     LONG-TERM     RETURN OF
FUND                                     INCOME    CAPITAL GAINS    CAPITAL      TOTAL
----                                    --------   -------------   ---------    ------
RiverPark Large Growth Fund             $     --   $          --   $       9    $    9
RiverPark/Wedgewood Fund                       1              --           5         6
RiverPark Small Cap Growth Fund               --              --           4         4
RiverPark Short Term High Yield Fund         699              --          --       699
RiverPark/Gravity Long-Biased Fund            --              --           2         2

As of September 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                                                                                         TOTAL
                                                                                                                    DISTRIBUTABLE
                                        UNDISTRIBUTED                                    UNREALIZED        OTHER        EARNINGS
                                           ORDINARY      CAPITAL LOSS   POST-OCTOBER    APPRECIATION     TEMPORARY    (ACCUMULATED
                                            INCOME      CARRYFORWARDS      LOSSES      (DEPRECIATION)   DIFFERENCES      LOSSES)
                                        -------------   -------------   ------------   --------------   -----------  -------------
RiverPark Large
   Growth Fund                          $          --   $          --   $         (2)  $         (143)  $        --  $        (145)
RiverPark/Wedgewood
   Fund                                            --              --           (274)          (1,083)           --         (1,357)
RiverPark Small Cap
   Growth Fund                                     --              --             --             (510)           --           (510)
RiverPark Short Term
   High Yield Fund                                  3              (1)           (98)            (190)           (3)          (289)
RiverPark/Gravity Long-Biased
   Fund                                            --              (1)            (5)            (150)            9           (147)

Post-October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future capital gains. At September 30, 2011 the breakdown of capital loss carryforwards was as follows (000):

                                                        TOTAL CAPITAL LOSS
                                                          CARRYFORWARDS
FUND                                    EXPIRES 2019         09/30/11
                                        ------------    ------------------
RiverPark Short Term High Yield Fund    $          1    $                1
RiverPark/Gravity Long-Biased Fund                 1                     1

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss

--------------------------------------------------------------------------------
                                       30

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the cost of securities owned at September 30, 2011, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short, at September 30, 2011, were as follows (000):

                                       FEDERAL    AGGREGATE GROSS   AGGREGATE GROSS       NET
                                         TAX        UNREALIZED        UNREALIZED       UNREALIZED
FUND                                     COST      APPRECIATION      DEPRECIATION     DEPRECIATION
----                                   --------   ---------------   ---------------   ------------
RiverPark Large Growth Fund            $  3,110   $           117   $          (260)  $       (143)
RiverPark/Wedgewood Fund                 34,615               547            (1,630)        (1,083)
RiverPark Small Cap Growth Fund           4,559               218              (728)          (510)
RiverPark Short Term High Yield Fund     23,953                46              (236)          (190)
RiverPark/Gravity Long-Biased Fund        4,952               115              (418)          (303)

7. OTHER

On September 30, 2011, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of many individual shareholders.

FUND
----
RIVERPARK LARGE GROWTH FUND
   Institutional Class Shares                                             95%
   Retail Class Shares                                                    95%
RIVERPARK/WEDGEWOOD FUND
   Institutional Class Shares                                             67%
   Retail Class Shares                                                    73%
RIVERPARK SMALL CAP GROWTH FUND
   Institutional Class Shares                                             92%
   Retail Class Shares                                                    96%
RIVERPARK SHORT TERM HIGH YIELD FUND
   Institutional Class Shares                                             74%
   Retail Class Shares                                                    68%
RIVERPARK/GRAVITY LONG-BIASED FUND
   Institutional Class Shares                                             99%
   Retail Class Shares                                                    83%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

--------------------------------------------------------------------------------
                                       31

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (CONTINUED)                            [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. During a Special Meeting of the Board of Trustees ("Board") of RiverPark Funds Trust held on October 13, 2011, the Board determined that it was in the best interests of the RiverPark/Gravity Long-Biased and its shareholders to close the RiverPark/Gravity Long-Biased Fund. The RiverPark/Gravity Long-Biased Fund liquidated its portfolio and distributed its net assets to shareholders on October 21, 2011.

--------------------------------------------------------------------------------
                                       32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
RiverPark Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RiverPark Funds Trust, comprising RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund and RiverPark/Gravity Long-Biased Fund (the "Funds") and the schedule of securites sold short for the RiverPark/Gravity Long-Biased Fund as of September 30, 2011, and their related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverPark Funds Trust as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 to the financial statements, the Board of Trustees of the RiverPark Funds Trust approved the liquidation of RiverPark/Gravity Long-Biased Fund on October 13, 2011. As a result, the RiverPark/Gravity Long-Biased Fund changed its basis of accounting from the going concern basis to the liquidation basis effective October 13, 2011.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
November 28, 2011

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                                       33

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                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

Set forth below are the names, addresses, ages, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of portfolios in the Trust overseen by Trustee, and other directorships outside the Trust of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the trustees and officers. The SAI may be obtained without charge by calling (888) 564-4517. The following chart lists Trustees and Officers as of September 30, 2011.

---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE      PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        AND LENGTH OF       OCCUPATION(S)          PORTFOLIOS IN FUND   DIRECTORSHIPS
                                              TIME SERVED         DURING PAST FIVE       COMPLEX**            HELD BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Richard Browne,         Independent           Indefinite; since   President, Rector      5                    None
156 West 56th           Trustee               September 20,       Management
Street, 17th Floor,                           2010                Corporation
New York, NY                                                      (since 1986).
10019
(51)
---------------------------------------------------------------------------------------------------------------------------------
Michael Cohen,          Independent           Indefinite; since   Managing Partner,      5                    None
156 West 56th           Trustee               September 20,       Coda Capital
Street, 17th Floor,                           2010                Partners
New York, NY                                                      (since 1999).
10019
(52)
---------------------------------------------------------------------------------------------------------------------------------
Brian S. Posner,        Independent           Indefinite; since   President, Point       5                    Director, Biogen
156 West 56th           Trustee               September 20,       Rider Group LLC                             Idec (biotechnology
Street, 17th Floor,                           2010                (since 2008); Chief                         company);
New York, NY                                                      Executive Officer,                          Director, Arch
10019                                                             President and co-                           Capital Group Ltd.;
(50)                                                              Chief Investment                            Director, Anadys
                                                                  Officer, ClearBridge                        Pharmaceuticals.
                                                                  Advisors LLC (2005
                                                                  to 2008).
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       34

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE      PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        AND LENGTH OF       OCCUPATION             PORTFOLIOS IN FUND   DIRECTORSHIPS
                                              TIME SERVED         DURING PAST FIVE       COMPLEX**            HELD BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Morty Schaja*,          Interested Trustee,   Indefinite; since   Chief Executive        5                    None
156 West 56th Street,   President and         June 22, 2010       Officer and
17th Floor, New York,   Chairman of the                           Managing
NY 10019                Board                                     Partner, RiverPark
(56)                                                              Advisors, LLC and
                                                                  RiverPark Capital
                                                                  Management LLC
                                                                  (since 2009); Chief
                                                                  Executive Officer
                                                                  and Managing
                                                                  Partner, RiverPark
                                                                  Capital LLC (since
                                                                  2006); President
                                                                  and Chief Operating
                                                                  Officer, Baron
                                                                  Capital Inc. and
                                                                  Baron Funds (1991
                                                                  to 2006).
---------------------------------------------------------------------------------------------------------------------------------
Mitch Rubin*,           Interested Trustee    Indefinite; since   Chief Investment       5                    None
156 West 56th Street,                         September 20,       Officer and
17th Floor, New York,                         2010                Managing
NY 10019                                                          Partner, RiverPark
(45)                                                              Advisors, LLC and
                                                                  RiverPark Capital
                                                                  Management LLC
                                                                  (since 2009); Chief
                                                                  Investment Officer
                                                                  and Managing
                                                                  Partner, RiverPark
                                                                  Capital LLC. (2006
                                                                  to 2008 and since
                                                                  2009); Partner,
                                                                  Ariance Capital
                                                                  (2008); Portfolio
                                                                  Manager(1995 to
                                                                  2006).
---------------------------------------------------------------------------------------------------------------------------------
Paul Genova,            Secretary             Since September     Chief Financial        N/A                  N/A
156 West 56th Street,                         20, 2010            Officer, RiverPark
17th Floor, New York,                                             Advisors, LLC and
NY 10019                                                          RiverPark Capital
(34)                                                              Management
                                                                  LLC (since 2009);
                                                                  Chief Financial
                                                                  Officer, RiverPark
                                                                  Capital LLC. (since
                                                                  2008); Controller,
                                                                  K Squared Capital
                                                                  Advisors, LP
                                                                  (2007 to 2008);
                                                                  Exis Capital
                                                                  Management, Inc.
                                                                  (2003 to 2007).
---------------------------------------------------------------------------------------------------------------------------------

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                                       35

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--------------------------------------------------------------------------------

           TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE AND  PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        LENGTH OF TIME      OCCUPATION             PORTFOLIOS IN FUND   DIRECTORSHIPS HELD
                                              SERVED              DURING PAST FIVE       COMPLEX**            BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Matt Kelly,             Vice President        Since September     Chief Marketing        N/A                  N/A
156 West 56th                                 20, 2010            Officer and
Street, 17th Floor,                                               Partner, RiverPark
New York, NY                                                      Advisors and
10019                                                             RiverPark Capital
(42)                                                              Management LLC
                                                                  (since 2010); Vice
                                                                  President, Baron
                                                                  Funds (1997 to
                                                                  2010).
---------------------------------------------------------------------------------------------------------------------------------
Michael Lawson,         Treasurer and Chief   Since September     Director, SEIGFS       N/A                  N/A
One Freedom             Financial Officer     20, 2010            Fund Accounting
Valley Drive, Oaks,                                               Department (since
PA 19456                                                          2005)
(50)
---------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead,           Assistant Vice        Since September     Corporate Counsel,     N/A                  N/A
One Freedom             President and         20, 2010            SEIGFS (since
Valley Drive, Oaks,     Assistant Secretary                       2007); Associate
PA 19456                                                          Counsel, Stradley
(54)                                                              Ronan, Stevens &
                                                                  Young LLP (2004 to
                                                                  2007).
---------------------------------------------------------------------------------------------------------------------------------
Brian Ferko,            Chief Compliance      Since September     Managing Director,     N/A                  N/A
500 East                Officer               20, 2010            Cipperman
Swedesford Road,                                                  Compliance
Suite 104 Wayne,                                                  Services;
PA 19087                                                          formerly with
(40)                                                              Aberdeen Asset
                                                                  Management,
                                                                  BHR Fund
                                                                  Advisers, Ardmore
                                                                  Investment
                                                                  Partners and
                                                                  Turner Investment
                                                                  Partners.
---------------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who are "interested persons" of the Trust or Fund under the 1940 Act.

**    The Fund Complex includes each series of the Trust.

--------------------------------------------------------------------------------
                                       36

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                       37

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)      [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                                      BEGINNING     ENDING                  EXPENSES
                                                                                       ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                                                                        VALUE       VALUE       EXPENSE      DURING
                                                                                      04/01/11     09/30/11      RATIOS      PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- INSTITUTIONAL CLASS SHARES
   Actual Fund Return                                                                $ 1,000.00   $   894.50         1.00%  $  4.80
   Hypothetical 5% Return                                                              1,000.00     1,020.00         1.00      5.11
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- RETAIL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       893.50         1.25      5.98
   Hypothetical 5% Return                                                              1,000.00     1,018.75         1.25      6.38
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- INSTITUTIONAL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       903.70         1.00      4.77
   Hypothetical 5% Return                                                              1,000.00     1,020.05         1.00      5.06
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- RETAIL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       902.70         1.25      5.96
   Hypothetical 5% Return                                                              1,000.00     1,018.80         1.25      6.33
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- INSTITUTIONAL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       788.40         1.25      5.60
   Hypothetical 5% Return                                                              1,000.00     1,018.80         1.25      6.33
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- RETAIL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       786.50         1.50      6.72
   Hypothetical 5% Return                                                              1,000.00     1,017.45         1.50      7.59
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- INSTITUTIONAL CLASS SHARES
   Actual Fund Return                                                                  1,000.00     1,010.70         1.00      5.04
   Hypothetical 5% Return                                                              1,000.00     1,020.05         1.00      5.06
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- RETAIL CLASS SHARES
   Actual Fund Return                                                                  1,000.00     1,010.60         1.25      6.30
   Hypothetical 5% Return                                                              1,000.00     1,018.80         1.25      6.33
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/GRAVITY LONG-BIASED FUND -- INSTITUTIONAL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       947.20         1.46**    7.13
   Hypothetical 5% Return                                                              1,000.00     1,017.75         1.46**    7.38
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/GRAVITY LONG-BIASED FUND -- RETAIL CLASS SHARES
   Actual Fund Return                                                                  1,000.00       946.20         1.71**    8.34
   Hypothetical 5% Return                                                              1,000.00     1,016.50         1.71**    8.64
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The annualized expense ratios include dividend expense during the six month period.

--------------------------------------------------------------------------------
                                       38

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                       NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an September 30, 2011, tax year end, this notice is for informational purposes only. For shareholders with an September 30, 2011, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2011, the Fund is designating the following items with regard to distributions paid during the year.

                                                                        LONG TERM        ORDINARY
                                                           RETURN OF   CAPITAL GAINS      INCOME           TOTAL        QUALIFYING
                                                            CAPITAL    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)
                                                           ---------   -------------   -------------   -------------   -------------
RiverPark Large Growth Fund                                      98%              0%              2%            100%              0%
RiverPark/Wedgewood Fund                                         90%              0%             10%            100%              0%
RiverPark Small Cap Growth Fund                                 100%              0%              0%            100%              0%
RiverPark Short Term High Yield Fund                              0%              0%            100%            100%              0%
RiverPark/Gravity Long-Biased Fund                              100%              0%              0%            100%              0%

                                                                             QUALIFYING       U.S.      QUALIFIED       QUALIFIED
                                                                              DIVIDEND    GOVERNMENT    INTEREST        SHORT-TERM
                                                                             INCOME (2)   INCOME (3)    INCOME(4)    CAPITAL GAIN(5)
                                                                             ----------   ----------   -----------   ---------------
RiverPark Large Growth Fund                                                          0%           0%            0%              100%
RiverPark/Wedgewood Fund                                                             0%           0%            0%              100%
RiverPark Small Cap Growth Fund                                                      0%           0%            0%                0%
RiverPark Short Term High Yield Fund                                                 0%           0%           79%                0%
RiverPark/Gravity Long-Biased Fund                                                   0%           0%            0%                0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors' Inner Circle Fund -- Edgewood Growth Fund who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

--------------------------------------------------------------------------------
                                       39

                               INVESTMENT ADVISER
                             RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                 40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                                DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                  ADMINISTRATOR
                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                         Cohen Fund Audit Services, Ltd.
                       800 Westpoint Parkway, Suite 1100
                              Westlake, Ohio 44145

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                                                 RPF-AR-001-0100

ITEM 2.           CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant's principal executive officer and principal financial officer, was in effect during the entire period covered by this report.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that Michael Cohen, member of the registrant's Audit Committee, is an "audit committee financial expert" and is "independent" as that term is defined in Item 3 of Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) Aggregate fees billed to registrant for the fiscal year ended September 30, 2011 for professional services rendered by registrant's principal accountant were as follows:

                                                           2011
--------------------------------------------------------------------------------

           (a)        Audit Fees                            $55,000
--------------------------------------------------------------------------------
           (b)        Audit-Related Fees                    $0
--------------------------------------------------------------------------------
           (c)        Tax Fees                              $17,500
--------------------------------------------------------------------------------
           (d)        All Other Fees                        $0
--------------------------------------------------------------------------------

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

All Other Fees include amounts billed for products and services other than those disclosed in paragraphs (a) through (c) of this Item.

(e)(1) The registrant's Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which requires the registrant's Audit Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The Policy also requires the Audit Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant's investment adviser, if the services relate directly to the registrant's operations and financial reporting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed by registrant's principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant's investment adviser, and for non-audit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by registrant's principal accountant to either registrant's investment adviser or to any entity controlling, controlled by, or under common control with registrant's investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant's board of trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.           SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                  COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.         EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                               RiverPark Funds Trust


By (Signature and Title)*                                  /s/ Morty Schaja
                                                           ---------------------
                                                           Morty Schaja
                                                           President

Date: December 5, 2011





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                  /s/ Morty Schaja
                                                           ---------------------
                                                           Morty Schaja
                                                           President


Date: December 5, 2011


By (Signature and Title)*                                  /s/ Michael Lawson
                                                           ---------------------
                                                           Michael Lawson
                                                           Chief Financial
                                                           Officer and Treasurer

Date: December 5, 2011

* Print the name and title of each signing officer under his or her signature.